SEGMENT REPORTING - Company's revenue (Details)	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
SEGMENT REPORTING
Revenue	¥ 85,048,921	$ 12,161,834	¥ 42,069,270
Cost of revenue and related tax	56,571,163	8,089,569	28,714,468
Gross profit	28,477,758	4,072,265	13,354,802
Depreciation and amortization	1,438,445	205,695	1,724,066
Capital expenditures	28,596,957		584,406
Goods transferred at a point in time
SEGMENT REPORTING
Revenue	76,086,306		37,609,721
Services rendered over time
SEGMENT REPORTING
Revenue	8,962,615		4,459,549
Automation product and software
SEGMENT REPORTING
Revenue	62,279,498	8,905,850	20,923,759
Cost of revenue and related tax	40,686,384		12,381,024
Gross profit	21,593,114		8,542,735
Depreciation and amortization	292,652		255,103
Capital expenditures	120,142		27,300
Automation product and software | Goods transferred at a point in time
SEGMENT REPORTING
Revenue	53,316,883		17,064,210
Automation product and software | Services rendered over time
SEGMENT REPORTING
Revenue	8,962,615		3,859,549
Equipment, accessories and others
SEGMENT REPORTING
Revenue	17,289,486	2,472,364	15,684,480
Cost of revenue and related tax	13,154,791		11,151,894
Gross profit	4,134,695		4,532,586
Depreciation and amortization	121,169		440,240
Capital expenditures	107,557		557,106
Equipment, accessories and others | Goods transferred at a point in time
SEGMENT REPORTING
Revenue	17,289,486		15,684,480
Oilfield environmental protection
SEGMENT REPORTING
Revenue	5,479,937	$ 783,620	2,721,894
Cost of revenue and related tax	2,729,988		4,852,390
Gross profit	2,749,949		(2,130,496)
Depreciation and amortization	1,021,535		1,028,723
Oilfield environmental protection | Goods transferred at a point in time
SEGMENT REPORTING
Revenue	5,479,937		2,721,894
Platform outsourcing services
SEGMENT REPORTING
Revenue			2,739,137
Cost of revenue and related tax			329,160
Gross profit			2,409,977
Platform outsourcing services | Goods transferred at a point in time
SEGMENT REPORTING
Revenue			2,139,137
Platform outsourcing services | Services rendered over time
SEGMENT REPORTING
Revenue			600,000
Chemical recycle
SEGMENT REPORTING
Depreciation and amortization	3,089		¥ 1,426,971
Capital expenditures	¥ 28,369,258